Acquisitions and Divestitures - Impact to Historical Consolidated Statements of Income Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other	[1]	$ 1,752,072		$ 1,533,377		$ 1,200,060
Equity income, net	[1],[2],[3],[4]	71,251		57,836		22,948
Net income (loss)	[1]	11,098		453,489		284,679
Delaware Basin JV Gathering LLC [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		0	[5]	62,112	[6]	32,545
Equity income, net		0	[5]	0	[6]	0
Net income (loss)		0	[5]	17,309	[6]	4,096
Springfield Pipeline LLC [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		190,766		150,576		114,647
Equity income, net		0		0		0
Net income (loss)		77,644		48,801		(1,295)
Springfield Pipeline LLC [Member] | Eliminations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		(66)		(67)		(69)
Equity income, net		0		0		0
Net income (loss)		0		0		0
WGP Historical [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues and other		1,561,372		1,320,756	[7]	1,052,937	[7]
Equity income, net		71,251		57,836	[7]	22,948	[7]
Net income (loss)		$ (66,546)		$ 387,379	[7]	$ 281,878	[7]

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Income earned from equity investments is classified as affiliate. See Note 1.
[3]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[4]	Represents amounts earned or incurred on and subsequent to the date of acquisition of WES assets, as well as amounts earned or incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES, recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	WES acquired Anadarko’s 33.75% interest (non-operated) (the “Non-Operated Marcellus Interest”) in the Liberty and Rome gas gathering systems (the “Non-Operated Marcellus Interest systems”), serving production from the Marcellus shale in North-central Pennsylvania. In connection with the issuance of WES common units, WES GP purchased 9,166 general partner units for consideration of $0.5 million.
[6]	The financial results for the DBJV system for the year ended December 31, 2015 are reflected in the WGP’s historical financial statements as filed in the WGP’s 2015 Form 10-K with the SEC on February 25, 2016.
[7]	See Adjustments to previously issued financial statements in Note 1.